Consolidated Statements Of Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements Of Income
VOYAGE REVENUES:	$ 99,046	$ 101,309	$ 201,276	$ 200,505
EXPENSES:
Commissions	1,503	3,718	5,172	7,073
Voyage expenses	25,576	33,707	57,888	57,240
Vessel operating expenses	32,110	33,139	67,650	64,735
Depreciation	23,685	24,851	47,369	49,086
Amortization of deferred dry-docking costs	1,211	1,194	2,268	2,302
Management fees (Note 2(a))	3,967	3,933	7,959	7,818
General and administrative expenses	952	1,054	1,784	2,193
Stock compensation expense	14	329	168	701
Foreign currency (gains)/losses	(69)	240	(119)	637
Net (gain)/loss on sale of vessels	0	801	0	(5,001)
Total expenses	88,949	102,966	190,139	186,784
Operating income/(loss)	10,097	(1,657)	11,137	13,721
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(16,111)	(16,945)	(26,409)	(23,370)
Interest income	395	598	878	1,188
Other, net	(38)	(10)	(19)	(131)
Total other expenses, net	(15,754)	(16,357)	(25,550)	(22,313)
Net loss	(5,657)	(18,014)	(14,413)	(8,592)
Less: Net income attributable to the noncontrolling interest	(42)	(113)	(91)	(250)
Net loss attributable to Tsakos Energy Navigation Limited	$ (5,699)	$ (18,127)	$ (14,504)	$ (8,842)
Loss per share, basic attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.10)	$ (0.39)	$ (0.29)	$ (0.19)
Loss per share, diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.10)	$ (0.39)	$ (0.29)	$ (0.19)
Weighted average number of shares, basic	54,341,534	46,082,284	50,275,135	46,081,888
Weighted average number of shares, diluted	54,341,534	46,082,284	50,275,135	46,081,888